CONVERTIBLE DEBT ARRANGEMENTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Convertible Debt Arrangements
SCHEDULE OF NOTES PAYABLE UNDER CONVERTIBLE DEBT AND DEBENTURE AGREEMENTS, NET

Notes payable under convertible debt and debenture agreements, net is comprised of the following:

	December 31,	June 30,
	2021	2021
JMJ Financial	$109,000	$109,000
Accredited Investors	4,832,616	5,148,795
Unamortized OID, deferred financings costs, and debt discounts	(1,304,993)	(3,157,759)
Total convertible debt arrangements, net	$3,636,623	$2,100,036

Notes payable under convertible debt and debenture agreements, net is comprised of the following:

	June 30,
	2021	2020
JMJ Financial	$109,000	$109,000
Accredited Investors	5,148,795	565,000
Unamortized OID, deferred financings costs, and debt discounts	(3,157,759)	(375,359)
Total convertible debt arrangements, net	$2,100,036	$298,641